Other Assets and Other Financial Assets - Disclosure of Other Non-Current Assets (Detail) $ in Millions, $ in Millions		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[4]	Dec. 31, 2018 MXN ($)
Miscellaneous assets [abstract]
Agreement with customers		$ 953				$ 897
Long term prepaid advertising expenses		341				388
Guarantee deposits	[1]	2,407				2,910
Prepaid bonuses		226				248
Advances to acquire property, plant and equipment		203				233
Recoverable taxes		2,111				1,289
Indemnifiable assets from business combinations	[2]	2,948				3,336
Recoverable taxes from business combinations						395
Others		1,343				621
Total other assets		$ 10,532	[3]	$ 558		$ 10,317

[1]	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.
[2]	Corresponds to indemnifiable assets that are warranted by former Vonpar owners as per the share purchase agreement. See Note 4.1.3
[3]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[4]	Convenience translation to U.S. dollars ($) – See Note 2.2.3